UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number: 811-3428

                              High Yield Bond Trust
                              ---------------------
               (Exact name of registrant as specified in charter)

                     One Cityplace, Hartford, CT 06103-3415
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                                Ernest J. Wright
                                ----------------

                  Assistant Secretary to the Board of Trustees
                  --------------------------------------------

                              High Yield Bond Trust
                              ---------------------

                     One Cityplace, Hartford, CT 06103-3415
                     --------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 860-308-1000

Date of fiscal year end: December 31
                         -----------

Date of reporting period: 07/01/2003 - 06/30/2004
                          -----------------------

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03428
Reporting Period: 07/01/2003 - 06/30/2004
High Yield Bond Trust


The Fund held no voting securities during the period of this report.






============================ HIGH YIELD BOND TRUST =============================

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   High Yield Bond Trust
             ---------------------

By (Signature and Title)  /s/  R. Jay Gerken
                          ------------------
                          R. Jay Gerken
                          Chairman, Board of Trustees
                          Chief Executive Officer and President

Date  August 30, 2004
      ---------------